Document and Entity Information	Dec. 23, 2019
Cover [Abstract]
Entity Registrant Name	CRANE CO /DE/
Amendment Flag	false
Entity Central Index Key	0000025445
Document Type	8-K
Document Period End Date	Dec. 23, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-1657
Entity Tax Identification Number	13-1952290
Entity Address, Address Line One	100 First Stamford Place
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	363-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	CR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false